Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
Revenue	$298,052	$207,634	$12,053	$517,739
Administrative fee revenue from affiliates	28,972	—	(579)	28,393
Interest income	8,231	517	—	8,748
Interest expense and finance cost	(98,247)	(39,669)	(1,204)	(139,120)
Depreciation and amortization	(70,472)	(29,307)	(3,060)	(102,839)
Equity/ (Loss) in net earnings of affiliated companies	(80,205)	—	—	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	4,380	27	(268,718)
Total assets	1,558,581	677,343	446,572	2,682,496
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(25,769)	(19,879)	(24,763)	(70,411)
Investment in affiliates	91,111	—	—	91,111
Cash and cash equivalents	44,452	76,472	16,958	137,882
Restricted cash	10,958	—	1,934	12,892
Long-term debt, net (including current and noncurrent portion)	$1,063,762	$530,186	$222,059	$1,816,007

	Dry Bulk Vessel Operations for the Year Ended December 31, 2017	Logistics Business for the Year Ended December 31, 2017	Total for the Year Ended December 31, 2017
Revenue	$250,433	$212,616	$463,049
Administrative fee revenue from affiliates	23,667	—	23,667
Interest income	6,593	238	6,831
Interest expense and finance cost	(93,264)	(28,347)	(121,611)
Depreciation and amortization	(77,245)	(26,867)	(104,112)
Equity/ (Loss) in net earnings of affiliated companies	4,399	—	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	1,982	(165,910)
Total assets	1,947,777	682,204	2,629,981
Goodwill	56,240	104,096	160,336
Capital expenditures	(347)	(46,521)	(46,868)
Investment in affiliates	183,160	—	183,160
Cash and cash equivalents	47,744	79,888	127,632
Restricted cash	6,558	—	6,558
Long-term debt, net (including current and noncurrent portion)	$1,149,742	$532,746	$1,682,488

	Dry Bulk Vessel Operations for the Year Ended December 31, 2016	Logistics Business for the Year Ended December 31, 2016	Total for the Year Ended December 31, 2016
Revenue	$199,446	$220,336	$419,782
Administrative fee revenue from affiliates	21,799	—	21,799
Interest income	4,132	815	4,947
Interest expense and finance cost	(89,399)	(24,240)	(113,639)
Depreciation and amortization	(87,197)	(26,628)	(113,825)
Equity/ (Loss) in net earnings of affiliated companies	(202,779)	—	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(310,306)	6,483	(303,823)
Total assets	2,083,526	669,369	2,752,895
Goodwill	56,240	104,096	160,336
Capital expenditures	(60,420)	(91,173)	(151,593)
Investment in affiliates	160,071	—	160,071
Cash and cash equivalents	70,810	65,182	135,992
Restricted cash	2,486	2,900	5,386
Long-term debt, net (including current and noncurrent portion)	$1,223,146	$427,949	$1,651,095

Revenue by geographic region
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
North America	$4,248	$5,513	$6,218
Europe	142,688	124,857	109,267
Asia	135,614	91,552	73,073
South America	208,751	212,616	220,336
Other	26,438	28,511	10,888
Total	$517,739	$463,049	$419,782